RESEARCH AND DEVELOPMENT, NET - Schedule of Activity for Capitalized Software Development Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Movement in Capitalized Computer Software, Net [Roll Forward]
Capitalized software development costs, net, beginning of year	$ 13,920	$ 11,315	$ 11,679
Software development costs capitalized during the year	3,408	6,033	5,132
Amortization of capitalized software development costs	(4,708)	(3,291)	(3,072)
Business divestiture	(2,922)	0	0
Write-offs of capitalized software development costs	0	(142)	(2,244)
Foreign currency translation and other	8	5	(180)
Capitalized software development costs, net, end of year	$ 9,706	$ 13,920	$ 11,315